UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631 728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        7/14/10
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 6/30/10
                              RUN DATE: 6/30/10

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   24
                                        --------------------

Form 13F Information Table Value Total:           $87,378
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       4,079   277,700                 SOLE          0      277,700
 ADMINISTAFF INC                  COM         007094105       2,910   120,446                 SOLE          0      120,446
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       2,445    96,570                 SOLE          0       96,570
 CIMAREX ENERGY                   COM         171798101       3,235    45,200                 SOLE          0       45,200
 COHERENT INC                     COM         192479103       5,065   147,673                 SOLE          0      147,673
 CSG SYS INTL INC                 COM         126349109       8,361   456,126                 SOLE          0      456,126
 CUBIC CORP                       COM         229669106       1,182    32,493                 SOLE          0       32,493
 EMCOR GROUP INC                  COM         29084Q100       3,934   169,800                 SOLE          0      169,800
 FURIEX PHARMACEUTICALS           COM         36106P101         204    20,098                 SOLE          0       20,098
 GLOBAL PAYMENTS INC              COM         37940X102       8,171   223,626                 SOLE          0      223,626
 KAYDON CORP                      COM         486587108       5,648   171,891                 SOLE          0      171,891
 LHC GROUP INC                    COM         50187A107       5,165   186,126                 SOLE          0      186,126
 MKS INSTRUMENTS INC              COM         55306N104       4,122   220,182                 SOLE          0      220,182
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       3,804    75,096                 SOLE          0       75,096
 ORION MARINE GROUP INC           COM         68628V308         312    22,000                 SOLE          0       22,000
 PHARMACEUTICAL PROD DEV INC      COM         717124101       6,128   241,176                 SOLE          0      241,176
 RBC BEARINGS                     COM         75524B104         704    24,272                 SOLE          0       24,272
 ROLLINS INC                      COM         775711104       3,697   178,675                 SOLE          0      178,675
 SYKES ENTERPRISES INC            COM         871237103       1,644   115,508                 SOLE          0      115,508
 THOR INDUSTRIES                  COM         885160101       2,101    88,480                 SOLE          0       88,480
 TOTAL SYSTEM SERVICES INC        COM         891906109       3,029   222,700                 SOLE          0      222,700
 TUDOR PERINI CORP                COM         713839108       2,376   144,171                 SOLE          0      144,171
 WD-40 COMPANY                    COM         929236107         561    16,793                 SOLE          0       16,793
 WABTEC CORP                      COM         929740108       8,499   213,050                 SOLE          0      213,050
